GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS-Schedule of Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Finite-Lived Intangible Asset, Expected Amortization, Year One	$ 10,538
Finite-Lived Intangible Asset, Expected Amortization, Year Two	9,195
Finite-Lived Intangible Asset, Expected Amortization, Year Three	9,147
Finite-Lived Intangible Asset, Expected Amortization, Year Four	9,094
Finite-Lived Intangible Asset, Expected Amortization, Year Five	$ 9,053